UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     	Inroads Capital Management, L.L.C.
Address:	One Riverway
                Suite 2020
                Houston, TX 77056

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Michael A. Meagher
Title:  Chief Investment Officer
Phone:  713-595-1462
Signature, Place and Date of Signing:

      Michael A. Meagher     Houston, Texas     April 26, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.











                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		55

Form 13F Information Table Value Total: 	$103,281


List of Other Included Managers:		None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts, Inc.       COM              00751Y106     3242    49005 SH       Sole                                      49005
Aflac, Inc.                    COM              001055102     2902    51426 SH       Sole                                      51426
Allstate Corp                  COM              020002101     2830    88781 SH       Sole                                      88781
American Express Co.           COM              025816109      466    10866 SH       Sole                                      10866
Arrow Electronics Inc          COM              042735100     2831    82651 SH       Sole                                      82651
Becton Dickson Co.             COM              075887109     2871    33965 SH       Sole                                      33965
Biogen Idec Inc                COM              09062X103     2870    42807 SH       Sole                                      42807
CME Group, Inc                 COM              12572Q105      491     1525 SH       Sole                                       1525
Capital One Financial Co.      COM              14040H105      412     9688 SH       Sole                                       9688
Coca Cola Co.                  COM              191216100     3024    45985 SH       Sole                                      45985
Darden Restaurants Inc         COM              237194105     2151    46320 SH       Sole                                      46320
Dollar Tree Inc.               COM              256746108     3377    60214 SH       Sole                                      60214
EBAY Inc.                      COM              278642103      473    16991 SH       Sole                                      16991
El Paso Corp.                  COM              28336L109      472    34327 SH       Sole                                      34327
Energen Corp                   COM              29265N108      459     9510 SH       Sole                                       9510
Exxon Mobil Corp.              COM              30231G102     3944    53934 SH       Sole                                      53934
FMC Technologies Inc.          COM              30249U101     3627    40798 SH       Sole                                      40798
Federal National Mtg Assn      COM              313586109       62   205280 SH       Sole                                     205280
Freeport-McMoran Copper & Gold COM              35671D857     3750    31228 SH       Sole                                      31228
Frontier Oil Corp              COM              35914P105     2253   125101 SH       Sole                                     125101
Hasbro Inc.                    COM              418056107     3726    78978 SH       Sole                                      78978
Hess Corp                      COM              42809h107     3186    41622 SH       Sole                                      41622
Hewlett-Packard Co.            COM              428236103      443    10533 SH       Sole                                      10533
Ingram Micro Inc. - A          COM              457153104      445    23312 SH       Sole                                      23312
Intel Corp.                    COM              458140100      444    21096 SH       Sole                                      21096
International Business Machine COM              459200101     2869    19546 SH       Sole                                      19546
J2 Global Communications Inc.  COM              46626E205     2748    94937 SH       Sole                                      94937
Jabil Circuit Inc.             COM              466313103     1410    70189 SH       Sole                                      70189
KBR, Inc.                      COM              48242w106     2922    95890 SH       Sole                                      95890
Kla-Tencor Corporation         COM              482480100     3058    79133 SH       Sole                                      79133
Lam Research Corp.             COM              512807108     3415    65958 SH       Sole                                      65958
Liberty Media Interactive      COM              53071m104     2830   179439 SH       Sole                                     179439
Loews Corp.                    COM              540424108      518    13312 SH       Sole                                      13312
Lorillard Inc.                 COM              544147101      441     5375 SH       Sole                                       5375
Lubrizol Corp.                 COM              549271104      539     5041 SH       Sole                                       5041
McDonald's Corp.               COM              580135101     3125    40705 SH       Sole                                      40705
McGraw-Hill Companies Inc.     COM              580645109      463    12717 SH       Sole                                      12717
Microsoft Corp.                COM              594918104      302    10830 SH       Sole                                      10830
Newmont Mng Corp. Hldg Co.     COM              651639106      526     8556 SH       Sole                                       8556
Northrop Grumman Corp.         COM              666807102     2824    43586 SH       Sole                                      43586
SLM Corp.                      COM              78442P106     2988   237340 SH       Sole                                     237340
Schlumberger LTD               COM              806857108      321     3846 SH       Sole                                       3846
Southwest Airlines Co.         COM              844741108      130    10000 SH       Sole                                      10000
St. Jude Medical Inc.          COM              790849103     2851    66689 SH       Sole                                      66689
Texas Instruments Inc.         COM              882508104     2364    72730 SH       Sole                                      72730
Tidewater Inc.                 COM              886423102     2965    55071 SH       Sole                                      55071
URS Corp                       COM              903236107      444    10678 SH       Sole                                      10678
Visa Inc -Class A Shares       COM              92826C839      415     5899 SH       Sole                                       5899
Wal-Mart Stores Inc.           COM              931142103      209     3867 SH       Sole                                       3867
Waters Corp.                   COM              941848103     3026    38933 SH       Sole                                      38933
Williams Cos Inc.              COM              969457100     2968   120072 SH       Sole                                     120072
Xerox Corp.                    COM              984121103     2784   241688 SH       Sole                                     241688
Xilinx Inc.                    COM              983919101     2991   103198 SH       Sole                                     103198
aVinci Media Corp.com          COM              053728101        0    10000 SH       Sole                                      10000
Sentinel Small Company - A     FUND             817270804       85 10969.997 SH      Sole                                  10969.997